UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

8020 Excelsior Drive, Suite 402

Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb

8020 Excelsior Drive, Suite 402

Madison, WI 53717
(Name and address of agent for service)

608-824-8800

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 64.03%

Administrative and Support Services - 3.94%
Priceline Group, Inc. (a)	550	$627,116
Synchrony Financial (a)	25,000	743,750
		1,370,866

Beverage and Tobacco Product Manufacturing - 5.37%
Constellation Brands, Inc. - Class A (a)	10,500	1,030,785
Diageo PLC - ADR	4,000	456,360
Pepsico, Inc.	4,000	378,240
		1,865,385

Broadcasting (except Internet) - 1.90%
The Walt Disney Company	7,000	659,330

Chemical Manufacturing - 3.54%
Church & Dwight Company, Inc.	7,000	551,670
Johnson & Johnson	6,500	679,705
		1,231,375

Computer and Electronic Product Manufacturing - 10.21%
Apple, Inc.	5,900	651,242
Medtronic, Inc.	7,200	519,840
Microchip Technology, Inc.	12,100	545,831
NXP Semiconductors NV (a) (b)	9,500	725,800
QUALCOMM, Inc.	9,000	668,970
Sirona Dental Systems, Inc. (a)	5,000	436,850
		3,548,533

Couriers and Messengers - 2.01%
United Parcel Service, Inc. – Class B	6,300	700,371

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2014 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Credit Intermediation and Related Activities - 8.38%
American Express Company	6,000	$558,240
Discover Financial Services	11,000	720,390
JPMorgan Chase & Company	7,000	438,060
Visa, Inc. - Class A	3,100	812,820
Wells Fargo & Company	7,000	383,740
		2,913,250

Data Processing, Hosting, and Related Services - 1.84%
Fiserv, Inc. (a)	9,000	638,730

Food Manufacturing - 1.68%
The Hain Celestial Group, Inc. (a)	10,000	582,900

Insurance Carriers and Related Activities - 2.69%
American International Group, Inc.	8,000	448,080
Berkshire Hathaway, Inc. - Class B (a)	3,250	487,987
		936,067

Miscellaneous Manufacturing - 3.78%
3M Company	3,500	575,120
Intuitive Surgical, Inc. (a)	1,400	740,516
		1,315,636

Other Information Services - 1.90%
Google Inc. - Class A (a)	700	371,462
Google Inc. - Class C (a)	550	289,520
		660,982
Pipeline Transportation - 3.11%
Enbridge, Inc. (b)	10,500	539,805
TransCanada Corporation (b)	11,000	540,100
		1,079,905

Professional, Scientific, and Technical Services - 4.54%
Cerner Corporation (a)	7,000	452,620
Exact Sciences Corporation (a)	24,000	658,560
Jack Henry & Associates, Inc.	7,500	466,050
		1,577,230

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2014 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Publishing Industries (Except Internet) - 1.18%
Ansys, Inc. (a)	5,000	$410,000

Rail Transporation - 1.75%
Kansas City Southern	5,000	610,150

Rental and Leasing Services - 1.17%
Ryder System, Inc.	4,400	408,540

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 0.90%
Alibaba Group Holding Limited (a) - ADR	3,000	311,820

Support Activities for Mining - 2.80%
ConocoPhillips	6,700	462,702
Schlumberger Limited (b)	6,000	512,460
		975,162
Transportation Equipment Manufacturing - 1.34%
Ford Motor Company	30,000	465,000

TOTAL COMMON STOCKS
(Cost $15,364,627)		22,261,232

EXCHANGE-TRADED FUNDS - 1.26%

Funds, Trusts, and Other Financial Vehicles - 1.26%
Alerian MLP ETF	25,000	438,000

TOTAL EXCHANGE-TRADED FUNDS
(Cost $400,095)		438,000

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2014 (Unaudited) (Continued)

	Principal
	Amount	Value
TRUST PREFERRED SECURITIES - 1.59%

Credit Intermediation and Related Activities - 1.59%
Wells Fargo & Company	$500,000	$554,375

TOTAL TRUST PREFERRED SECURITIES
(Cost $570,098)		554,375

CORPORATE BONDS - 30.43%

Administrative and Support Services - 1.47%
Dun & Bradstreet
4.375%, 12/01/2022	500,000	512,297

Broadcasting (except Internet) - 1.53%
Time Warner Cable, Inc.
4.000%, 09/01/2021	500,000	532,925

Clothing and Clothing Accessories Stores - 1.53%
Hanesbrands, Inc.
6.375%, 12/15/2020	500,000	532,500

Computer and Electronic Product Manufacturing - 3.04%
Bio-Rad Laboratories, Inc.
4.875%, 12/15/2020	500,000	537,658
Brocade Communications Systems, Inc.
6.875%, 01/15/2020	500,000	518,125
		1,055,783

Credit Intermediation and Related Activities - 2.93%
Bank of America Corporation
5.000%, 05/10/2030 (c)	500,000	498,432
Zions Bancorporation
3.700%, 02/15/2018	523,000	520,697
		1,019,129
Data Processing, Hosting, and Related Services - 1.42%
Verisign, Inc.
4.625%, 05/01/2023	500,000	492,500

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2014 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Electronics and Appliance Stores - 1.56%
Ingram Micro, Inc.
5.250%, 09/01/2017	$500,000	$541,303

Food Services and Drinking Places - 1.44%
Darden Restaurants, Inc.
4.500%, 10/15/2021	500,000	501,492

Funds, Trusts, and Other Financial Vehicles - 1.47%
Senior Housing Properties Trust
4.300%, 01/15/2016	500,000	510,535

Health and Personal Care Stores - 0.96%
CVS Pass-Through Trust
6.943%, 01/10/2030	273,538	332,238

Oil and Gas Extraction - 2.40%
Petrobras International Finance Company
3.500%, 02/06/2017 (b)	500,000	478,705
Freeport-McMoRan Oil & Gas LLC
6.625%, 05/01/2021	330,000	355,575
		834,280

Petroleum and Coal Products Manufacturing - 1.32%
Murphy Oil Company
4.000%, 06/01/2022	500,000	460,348

Pipeline Transportation - 1.02%
Copano Energy, LLC
7.125%, 04/01/2021	325,000	353,090

Publishing Industries (Except Internet) - 1.49%
Symantec Corporation
4.200%, 09/15/2020	500,000	518,133

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2014 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 5.41%
Citigroup, Inc.
1.584%, 04/25/2024 (c)	$500,000	$496,768
The Goldman Sachs Group, Inc.
3.000%, 10/30/2027 (c)	500,000	487,157
Morgan Stanley
5.000%, 10/15/2030 (c)	500,000	493,681
Morgan Stanley
3.758%, 12/01/2017 (c)	400,000	401,500
		1,879,106

Support Activities for Mining - 1.44%
Transocean, Ltd. (b)
4.950%, 11/15/2015	500,000	501,357

TOTAL CORPORATE BONDS
(Cost $10,581,325)		$10,577,016

SHORT-TERM INVESTMENTS - 3.31%	Shares

Money Market Funds - 3.31%
Invesco STIC Prime Portolio 0.04% (c)	1,149,300	1,149,300

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,149,300)		1,149,300

Total Investments
(Cost $28,065,445) - 100.62%		34,979,923

Liabilities in Excess of Other Assets - (0.62)%		(215,460)

TOTAL NET ASSETS - 100.00%		$34,764,463

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2014 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a) Non-income producing security.

(b) Foreign issued security.

(c) Variable rate security. The rate listed is as of December 31, 2014.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows**:

Cost of investments	$28,065,445
Gross unrealized appreciation	7,265,455
Gross unrealized depreciation	(350,977)
Net unrealized appreciation	$6,914,478

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of the schedule of investments.

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.67%

Administrative and Support Services - 5.81%
Priceline Group, Inc. (a)	500	$570,105
Synchrony Financial (a)	27,500	818,125
		1,388,230

Air Transportation - 2.06%
Delta Air Lines, Inc.	10,000	491,900

Beverage and Tobacco Product Manufacturing - 7.43%
Brown-Forman Corporation - Class B	3,000	263,520
Constellation Brands, Inc. - Class A (a)	11,000	1,079,870
Diageo PLC - ADR	3,800	433,542
		1,776,932

Broadcasting (except Internet) - 2.95%
The Walt Disney Company	7,500	706,425

Chemical Manufacturing - 6.50%
Church & Dwight Company, Inc.	7,500	591,075
Johnson & Johnson	6,500	679,705
Portola Pharmaceuticals, Inc. (a)	10,000	283,200
		1,553,980

Clothing and Clothing Accessories Stores - 2.58%
TJX Companies	9,000	617,220

Computer and Electronic Product Manufacturing - 16.08%
Apple, Inc.	6,300	695,394
Medtronic, Inc.	9,000	649,800
Microchip Technology, Inc.	13,000	586,430
NXP Semiconductors NV (a) (b)	10,000	764,000
QUALCOMM, Inc.	9,000	668,970
Sirona Dental Systems, Inc. (a)	5,500	480,535
		3,845,129

Couriers and Messengers - 3.26%
United Parcel Service, Inc. – Class B	7,000	778,190

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

December 31, 2014 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Credit Intermediation and Related Activities - 12.31%
American Express Company	6,000	$558,240
Discover Financial Services	11,000	720,390
JPMorgan Chase & Company	7,500	469,350
Visa, Inc. - Class A	3,300	865,260
Wells Fargo and Company	6,000	328,920
		2,942,160

Data Processing, Hosting, and Related Services - 2.67%
Fiserv, Inc. (a)	9,000	638,730

Food Manufacturing - 2.19%
The Hain Celestial Group, Inc. (a)	9,000	524,610

Insurance Carriers and Related Activities - 2.20%
Berkshire Hathaway, Inc. - Class B (a)	3,500	525,525

Miscellaneous Manufacturing - 3.32%
Intuitive Surgical, Inc. (a)	1,500	793,410

Other Information Services - 2.87%
Google Inc. - Class A (a)	700	371,462
Google Inc. - Class C (a)	600	315,840
		687,302

Pipeline Transportation - 4.00%
Enbridge, Inc. (b)	10,000	514,100
TransCanada Corporation (b)	9,000	441,900
		956,000

Professional, Scientific, and Technical Services - 7.02%
Cerner Corporation (a)	8,500	549,610
Exact Sciences Corporation (a)	23,000	631,120
Jack Henry & Associates, Inc.	8,000	497,120
		1,677,850

Publishing Industries (Except Internet) - 2.40%
Ansys, Inc. (a)	7,000	574,000

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

December 31, 2014 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Rail Transportation - 2.81%
Kansas City Southern	5,500	$671,165

Rental and Leasing Services - 1.94%
Ryder System, Inc.	5,000	464,250

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 1.09%
Alibaba Group Holding Limited (a) - ADR	2,500	259,850

Support Activities for Mining - 4.04%
ConocoPhillips	7,200	497,232
Schlumberger Limited (b)	5,500	469,755
		966,987

Transportation Equipment Manufacturing - 2.14%
Ford Motor Company	33,000	511,500

TOTAL COMMON STOCKS
(Cost $16,869,470)		23,351,345

SHORT-TERM INVESTMENTS - 1.35%

Money Market Funds - 1.35%
Invesco STIC Prime Portolio 0.04% (c)	322,239	322,239

TOTAL SHORT-TERM INVESTMENTS
(Cost $322,239)		322,239

Total Investments
(Cost $17,191,709) - 99.02%		23,673,584

Other Assets in Excess of Liabilities - 0.98%		234,492

TOTAL NET ASSETS - 100.00%		$23,908,076

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

December 31, 2014 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a) Non-income producing security.

(b) Foreign issued security.

(c) Variable rate security. The rate listed is as of December 31, 2014.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows**:

Cost of investments	$17,191,709
Gross unrealized appreciation	6,627,772
Gross unrealized depreciation	(145,897)
Net unrealized appreciation	$6,481,875

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of the schedule of investments.

Wisconsin Capital Funds, Inc.

Notes to Schedules of Investments

December 31, 2014 (Unaudited)

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

Equity securities, including common stocks, foreign issued common stocks, and exchange-traded funds, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Official Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, and trust preferred securities are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Wisconsin Capital Funds, Inc.

Notes to Schedules of Investments

December 31, 2014 (Unaudited) (Continued)

The following is a summary of the inputs used, as of December 31, 2014, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
The Plumb Balanced Fund
Investments in:
Common Stock*	$22,261,232	$-	$-	$22,261,232
Exchange-Traded Funds*	438,000	-	-	438,000
Trust Preferred Securities*	-	554,375	-	554,375
Corporate Bonds*	-	10,577,016	-	10,577,016
Money Market Funds	1,149,300	-	-	1,149,300
Total	$23,848,532	$11,131,391	$-	$34,979,923

Description	Level 1	Level 2	Level 3	Total
The Plumb Equity Fund
Investments in:
Common Stock*	$23,351,345	$-	$-	$23,351,345
Money Market Funds	322,239	-	-	322,239
Total	$23,673,584	$-	$-	$23,673,584

* For detailed industry descriptions, refer to the Schedules of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3. As of and during the period ending December 31, 2014, no securities were transferred into or out of Level 1 or Level 2. It is the Funds' policy to consider transfers into or out of any level as of the end of the reporting period.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wisconsin Capital Funds, Inc.

By (Signature and Title)*                   /s/ Thomas G. Plumb

Thomas G. Plumb, President

(Principal Executive Officer)

Date 02/18/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Thomas G. Plumb

Thomas G. Plumb, President

(Principal Executive Officer)

Date 02/18/2015

By (Signature and Title)*                   /s/ Nathan M. Plumb

Nathan M. Plumb, Chief Financial Officer

(Principal Accounting Officer)

Date 02/18/2015

* Print the name and title of each signing officer under his or her signature.